Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Management
Regulatory Capital	$ 1,091,675	$ 485,498
Tier I	905,782	467,225
Common Equity	769,640	467,225
Additional	136,142	(0)
Tier II	185,893	18,273
Risk Weighted Assets (RWA)	5,106,361	2,144,499
Credit Risk (RWA CPAD)	3,958,772	1,891,177
Market Risk (RWA MPAD)	70,159	14,825
Operational Risk (RWA OPAD)	1,077,430	238,497
Capital Required	536,168	225,172
Margin	$ 555,507	$ 260,325
Basel Ratio	21.40%	22.60%
RBAN - Capital Required	$ 128,320	$ 896
Margin considering RBAN	$ 427,187	$ 259,429